Significant Accounting Policies (Details)	12 Months Ended
Mar. 31, 2020
Buildings [Member]
Estimated useful lives of the assets	20 years
Machinery [Member]
Estimated useful lives of the assets	10 years
Furniture, fixture and electronic equipment [Member] | Minimum [Member]
Estimated useful lives of the assets	3 years
Furniture, fixture and electronic equipment [Member] | Maximum [Member]
Estimated useful lives of the assets	10 years
Vehicles [Member]
Estimated useful lives of the assets	4 years